J. Brett Pritchard

312.443.1773

Fax: 312.896.6773

bpritchard@lordbissell.com

Via Edgar

March 18, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attn: Filing Desk

Re:	Ottawa Savings Bancorp, Inc.
Registration Statement on Form SB-2

Ladies and Gentlemen:

On March 18, 2005 we filed on behalf of Ottawa Savings Bancorp, Inc. (the “Registrant”) a Registration Statement on Form SB-2 pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”). The Registration Statement relates to the offering of up to 1,592,290 shares of common stock of the Registrant ($0.01 par value) with a proposed maximum offering price of $10.00 per share.

If you have any questions or require any further information with respect to the Registration Statement, please do not hesitate to call me at 312-443-1773.

Very truly yours,

/S/ J. BRETT PRITCHARD
J. Brett Pritchard